Accounts payable and accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts payable and accrued expenses:
Suppliers	$ 245,100	$ 313,574
Taxes payable	175,573	230,196
Use rights of assets under concession	269,916	247,729
Accounts payable to related parties (Note 15.1)	97,312	97,332
Lease payable (Note 7.1)	20,422
Salaries payable	149,452	127,289
Sundry creditors for services provided	803,746	810,973
Accounts payable to contractors	37,809	44,331
Accounts payable and accrued expenses	$ 1,799,330	$ 1,871,424